Organization (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 14, 2011 item	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Manager shares, shares issued		100		100
Manager shares, par value		$ 0.001		$ 0.001
Consideration for Manager shares		$ 0
Manager shares right to appoint directors description		not more than 3/7th of the number of directors
Manager share voting rights		no voting rights
Acquisition of a portfolio of aircraft	49
Company's unrestricted cash	141,700,000
Secured, non-recourse debt	1,200,000,000
Other assets valued at approximately	1,400,000,000
Expenses in connection with acquisition			18,038,000
BBAM Limited Partnership [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Arrangement fee included in acquisition expenses	$ 12,500,000